Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2011
Stockholders' Equity (Deficit)

5. Stockholders’ Equity (Deficit)

On January 26, 2010, the Company issued to NELL Partners, Inc. 3,333 shares of Class A Common Stock at $3.00 per share and 33,333 shares of Class B Common Stock at $3.00 per share in a private placement.

On February 22, 2011, the Company effected a change in the designation of its shares of Class A Common Stock, $0.01 par value per share, to shares of Common Stock, par value $0.01 per share, and effected a change of each of its issued and outstanding shares of Class B Common Stock, $0.01 par value per share, into one issued and outstanding share of Common Stock, $0.01 par value per share, all pursuant to an amendment to the Company’s charter. As a result of these actions, NELL Partners, Inc. held 36,666 shares of Common Stock as of February 22, 2011.

On July 29, 2010, the Board of Directors of the Company authorized the issuance and sale of up to $75.0 million in Class A Common Stock in an underwritten public offering. On February 25, 2011, the Company amended its prior authorization to issue up to $75.0 million in Class A Common Stock in accordance with the change in designation of all shares of Class A Common Stock to shares of Common Stock, as described above, and, as a result, the Board of Directors of the Company authorized the issuance and sale of up to $75.0 million in Common Stock in an initial public offering.

On July 29, 2010, WOF entered into a subscription agreement with the Company. Pursuant to this agreement, WOF subscribed for the purchase from the Company such number of shares of Class A Common Stock ($0.01 par value per share) of the Company having an aggregate value of $5.0 million. The price per share would equal the price per share of Class A Common Stock sold in the underwritten public offering. The subscription agreement between the Company and WOF was amended on February 28, 2011, to reflect the charter amendment changing all shares of Class A Common Stock to shares of Common Stock, as described above. Pursuant to this amendment, a subscription by WOF for such shares of Common Stock ($0.01 par value per share) of the Company having an aggregate value of $5.0 million replaced WOF’s original subscription for shares of Class A Common Stock. On April 5, 2011, WOF purchased 500,000 shares of the Company’s Common Stock pursuant to this subscription agreement.